COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

		Shares	Value
COMMON STOCK	98.7%
AUSTRALIA	3.3%
REAL ESTATE
DIVERSIFIED	1.8%
BGP Holdings PLC (EUR)(a),(b)		11,893,063	$0
Charter Hall Group		3,186,297	23,497,136
Ingenia Communities Group		2,982,541	7,103,912

			30,601,048

INDUSTRIALS	0.6%
Goodman Group		1,012,042	10,228,514

OFFICE	0.9%
Dexus		3,286,197	16,347,369

TOTAL AUSTRALIA			57,176,931

BELGIUM	0.6%
REAL ESTATE
INDUSTRIALS	0.1%
VGP NV		15,241	1,453,707

RESIDENTIAL	0.5%
Aedifica SA		109,658	8,452,376

TOTAL BELGIUM			9,906,083

CANADA	1.1%
REAL ESTATE—RETAIL
RioCan Real Estate Investment Trust		1,342,602	18,097,694

CHINA	0.6%
REAL ESTATE—INDUSTRIALS
ESR Group Ltd.(H shares), 144A(c)		3,743,800	9,417,035

FRANCE	2.7%
REAL ESTATE
DIVERSIFIED	0.7%
Covivio		106,326	5,122,108
ICADE		174,505	6,496,335

			11,618,443

NET LEASE	0.5%
ARGAN SA		116,953	9,045,988

RETAIL	1.5%
Klepierre SA(b)		1,085,001	18,863,020

		Shares	Value
Unibail-Rodamco-Westfield(b)		176,159	$7,289,439

			26,152,459

TOTAL FRANCE			46,816,890

GERMANY	1.9%
REAL ESTATE
INDUSTRIALS	0.3%
Sirius Real Estate Ltd. (GBP)		6,505,924	5,135,782

RESIDENTIAL	1.6%
LEG Immobilien SE		158,241	9,445,343
Vonovia SE		832,801	17,973,313

			27,418,656

TOTAL GERMANY			32,554,438

HONG KONG	4.8%
REAL ESTATE
DIVERSIFIED	2.4%
CK Asset Holdings Ltd.		2,169,000	13,021,345
Hang Lung Properties Ltd.		537,000	881,827
Sun Hung Kai Properties Ltd.		2,552,500	28,170,086

			42,073,258

RESIDENTIAL	0.5%
Wharf Real Estate Investment Co., Ltd.		1,902,000	8,622,504

RETAIL	1.9%
Link REIT		4,625,960	32,291,546

TOTAL HONG KONG			82,987,308

JAPAN	10.8%
REAL ESTATE
DIVERSIFIED	6.0%
Mitsui Fudosan Co., Ltd.		1,873,600	35,692,035
Nomura Real Estate Holdings, Inc.		627,100	14,162,562
Nomura Real Estate Master Fund, Inc.		14,005	15,478,937
Orix JREIT, Inc.		11,966	15,304,089
Tokyo Tatemono Co., Ltd.		1,007,700	14,337,970
United Urban Investment Corp.		8,092	8,387,759

			103,363,352

ELECTRIC	1.0%
Daiwa House REIT Investment Corp.		8,012	16,732,918

		Shares	Value
INDUSTRIALS	1.2%
GLP J-REIT		18,285	$20,279,011

OFFICE	1.2%
Kenedix Office Investment Corp.		2,222	10,478,867
Nippon Building Fund, Inc.		2,506	11,027,592

			21,506,459

RESIDENTIAL	1.4%
Japan Metropolitan Fund Invest		31,598	23,724,196

TOTAL JAPAN			185,605,936

MACAU	0.6%
REAL ESTATE—HOTELS, RESTAURANTS & LEISURE
Sands China Ltd. (H Shares)(b)		4,336,000	10,797,620

NETHERLANDS	0.2%
REAL ESTATE—RETAIL
Eurocommercial Properties NV		211,360	4,184,189

SINGAPORE	4.0%
REAL ESTATE
DIVERSIFIED	1.2%
Capitaland Investment Ltd.		8,331,800	20,045,177

HEALTH CARE	0.9%
Parkway Life Real Estate Investment Trust		5,202,800	15,312,015

INDUSTRIALS	1.4%
CapLand Ascendas REIT		5,720,100	10,669,941
Frasers Logistics & Commercial Trust		14,708,700	12,557,671

			23,227,612

OFFICE	0.5%
Keppel REIT		13,804,300	9,476,223

TOTAL SINGAPORE			68,061,027

SPAIN	1.4%
COMMUNICATIONS—TOWERS	0.7%
Cellnex Telecom SA, 144A(c)		410,711	12,669,026

REAL ESTATE—DIVERSIFIED	0.7%
Merlin Properties Socimi SA		1,488,442	11,485,067

TOTAL SPAIN			24,154,093

		Shares	Value
SWEDEN	1.3%
REAL ESTATE
DIVERSIFIED	0.2%
Fastighets AB Balder, Class B(b)		782,723	$3,124,380

INDUSTRIALS	0.6%
Catena AB		364,186	10,806,016

OFFICE	0.5%
Wihlborgs Fastigheter AB		1,238,942	7,443,526

TOTAL SWEDEN			21,373,922

UNITED KINGDOM	4.4%
REAL ESTATE
DIVERSIFIED	0.3%
British Land Co., PLC/The		1,511,029	5,852,747

HEALTH CARE	0.3%
Assura PLC		7,576,420	4,534,266

INDUSTRIALS	1.7%
LondonMetric Property PLC		1,954,971	3,809,025
Segro PLC		1,145,792	9,560,325
Tritax Big Box REIT PLC		6,767,617	10,212,844
Urban Logistics REIT PLC		4,441,912	6,418,483

			30,000,677

NET LEASE	0.6%
LXI REIT PLC		6,945,302	9,588,107

OFFICE—FOREIGN	0.0%
Workspace Group PLC		52,339	232,742

RESIDENTIAL	0.4%
Grainger PLC		1,207,702	3,093,367
UNITE Group PLC/The		370,544	3,518,037

			6,611,404

SELF STORAGE	1.1%
Big Yellow Group PLC		325,866	3,856,513
Safestore Holdings PLC		1,655,950	15,411,488

			19,268,001

TOTAL UNITED KINGDOM			76,087,944

		Shares	Value
UNITED STATES	61.0%
CONSUMER, CYCLICAL—HOTELS, RESTAURANTS & LEISURE	0.5%
Boyd Gaming Corp.		186,932	$8,907,310

REAL ESTATE	60.5%
DATA CENTERS	6.0%
Digital Realty Trust, Inc.		663,906	65,846,197
Equinix, Inc.		64,285	36,567,879

			102,414,076

HEALTH CARE	6.3%
Healthcare Realty Trust, Inc., Class A		904,987	18,868,979
Healthpeak Properties, Inc.		941,457	21,578,195
Welltower, Inc.		1,046,798	67,330,047

			107,777,221

HOTEL	1.4%
Host Hotels & Resorts, Inc.		1,564,286	24,840,862

INDUSTRIALS	10.3%
Americold Realty Trust, Inc.		1,098,671	27,027,307
BG LLH, LLC (Lineage Logistics)(d)		68,361	5,394,327
Duke Realty Corp.		969,909	46,749,614
Prologis, Inc.		959,631	97,498,509

			176,669,757

NET LEASE	5.7%
Realty Income Corp.		1,194,424	69,515,477
Spirit Realty Capital, Inc.		399,113	14,431,926
Store Capital Corp.		466,102	14,602,976

			98,550,379

OFFICE	0.8%
Highwoods Properties, Inc.		501,544	13,521,626

REAL ESTATE SERVICES	0.9%
Jones Lang LaSalle, Inc.(b)		102,546	15,491,624

RESIDENTIAL	16.0%
APARTMENT	9.3%
Apartment Income REIT Corp.		484,624	18,716,179
Camden Property Trust		328,395	39,226,783
Essex Property Trust, Inc.		106,732	25,853,692
Mid-America Apartment Communities, Inc.		144,683	22,435,993

		Shares	Value
UDR, Inc.		1,273,038	$53,098,415

			159,331,062

MANUFACTURED HOME	2.1%
Sun Communities, Inc.		273,580	37,023,581

SINGLE FAMILY	4.6%
Invitation Homes, Inc.		2,317,443	78,260,050

TOTAL RESIDENTIAL			274,614,693

SELF STORAGE	7.2%
Extra Space Storage, Inc.		254,900	44,023,779
Public Storage		270,905	79,323,693

			123,347,472

SHOPPING CENTERS	5.9%
COMMUNITY CENTER	2.2%
Brixmor Property Group, Inc.		549,291	10,145,405
Kimco Realty Corp.		1,469,502	27,053,532

			37,198,937

REGIONAL MALL	3.7%
Simon Property Group, Inc.		706,886	63,443,018

TOTAL SHOPPING CENTERS			100,641,955

TOTAL REAL ESTATE			1,037,869,665

TOTAL UNITED STATES			1,046,776,975

TOTAL COMMON STOCK (Identified cost—$1,869,867,933)			1,693,998,085

SHORT-TERM INVESTMENTS	0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47%(e)		10,949,107	10,949,107

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$10,949,107)			10,949,107

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,880,817,040)	99.3%	$1,704,947,192
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	11,295,803

NET ASSETS	100.0%	$1,716,242,995

Glossary of Portfolio Abbreviations

EUR	Euro Currency
GBP	Great British Pound
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Security value is determined based on significant unobservable inputs (Level 3).
(b)	Non-income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $22,086,061 which represents 1.3% of the net assets of the Fund, of which 0.0% are illiquid.

(d)

Restricted security. Aggregate holdings equal 0.3% of the net assets of the Fund. This security was acquired on August 3, 2020, at a cost of $4,200,781. Security value is determined based on significant unobservable inputs (Level 3).

(e)	Rate quoted represents the annualized seven-day yield.

Sector Summary	% of Net Assets
Residential	20.4
Industrials	16.7
Diversified	13.3
Self Storage	8.3
Health Care	7.4
Net Lease	6.8
Data Centers	6.0
Shopping Centers	5.9
Retail	4.7
Office	4.0
Hotel	2.6
Electric	1.0
Retail Estate Services	0.9
Towers	0.7
Others	1.3

100.0

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities would be categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stock:
Australia	$—	$57,176,931	$0	(a)	$57,176,931
Canada	18,097,694	—	—		18,097,694
Germany	5,135,782	27,418,656	—		32,554,438
United Kingdom	11,436,658	64,651,286	—		76,087,944
United States	1,041,382,648	—	5,394,327	(b)	1,046,776,975
Other Countries	—	463,304,103	—		463,304,103
Short-Term Investments	—	10,949,107	—		10,949,107

Total Investments in Securities(c)	$1,076,052,782	$623,500,083	$5,394,327		$1,704,947,192

(a)	BGP Holdings PLC was acquired via a spinoff and has been fair valued at $0, by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Restricted security, where observable inputs are limited, has been fair valued by the Valuation Committee, pursuant to the Fund’s fair value procedures and classified as Level 3 security.
(c)	Portfolio holdings are disclosed individually on the Schedule of Investments.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock— United States— Real Estate— Industrials
Balance as of December 31, 2021	$6,864,078
Purchases	—
Change in unrealized appreciation (depreciation)	(1,469,751)

Balance as of September 30, 2022	$5,394,327

The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2022 which were valued using significant unobservable inputs (Level 3) amounted to $(1,469,751).

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

	Fair Value at September 30, 2022	Valuation Technique	Unobservable Inputs	Amount	Valuation Impact from an Increase in Input(a)
Common Stock—
United States—		Market	Enterprise Value/
Real Estate—		Comparable	EBITDA(b) Multiple	21.3x	Increase
Industrials	$5,394,327	Companies	Liquidity Discount	15%	Decrease

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

(b)	Earnings Before Interest, Taxes, Depreciation and Amortization.